As filed with the SEC on November 27, 2006.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2006 – September 30, 2006

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2006 are attached.

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace - 2.4%
United Technologies Corp.	71,000	$4,498

Air Transportation - 1.7%
FedEx Corp.	30,000	3,260

Amusement & Recreation Services - 2.0%
Disney (Walt) Co. (The)	120,000	3,709

Apparel & Accessory Stores - 1.2%
Nordstrom, Inc.	53,000	2,242

Automotive - 3.8%
Harley-Davidson, Inc.	60,500	3,796
PACCAR, Inc.	60,000	3,421
		7,217
Beverages - 2.9%
PepsiCo, Inc.	83,520	5,451

Chemicals & Allied Products - 3.8%
Ecolab, Inc.	100,000	4,282
Monsanto Co.	60,000	2,821
		7,103
Commercial Banks - 1.5%
JP Morgan Chase & Co.	60,000	2,818

Communications Equipment - 1.9%
QUALCOMM, Inc.	100,000	3,635

Computer & Data Processing Services - 4.7%
Electronic Arts, Inc. ‡	15,010	836
Google, Inc.-Class A ‡	9,000	3,617
Microsoft Corp.	160,000	4,373
		8,826
Computer & Office Equipment - 5.2%
Apple Computer, Inc. ‡	100,000	7,703
Sandisk Corp. ‡	40,000	2,142
		9,845
Drug Stores & Proprietary Stores - 2.2%
Walgreen Co.	92,000	4,084

Engineering & Management Services - 2.9%
Jacobs Engineering Group, Inc. ‡	74,000	5,530

1

Food Stores - 2.0%
Whole Foods Market, Inc.	63,000	$3,744

Hardware Stores - 1.0%
Fastenal Co.	50,000	1,928

Holding & Other Investment Offices - 1.8%
Plum Creek Timber Co., Inc. REIT	100,000	3,404

Hotels & Other Lodging Places - 4.8%
Hilton Hotels Corp.	200,000	5,570
Las Vegas Sands Corp. ‡	50,000	3,417
		8,987
Industrial Machinery & Equipment - 9.4%
Caterpillar, Inc.	100,000	6,580
Donaldson Co., Inc.	80,000	2,952
Graco, Inc.	50,000	1,953
Illinois Tool Works, Inc.	62,000	2,784
Kennametal, Inc.	60,000	3,399
		17,668
Insurance - 3.4%
Progressive Corp. (The)	114,000	2,798
WellPoint, Inc. ‡	47,000	3,621
		6,419
Medical Instruments & Supplies - 1.1%
Zimmer Holdings, Inc. ‡	30,000	2,025

Motor Vehicles, Parts & Supplies - 1.2%
BorgWarner, Inc.	40,000	2,287

Oil & Gas Extraction - 5.2%
Anadarko Petroleum Corp.	41,250	1,808
Apache Corp.	41,000	2,591
Schlumberger, Ltd.	85,450	5,300
		9,699
Petroleum Refining - 2.1%
Suncor Energy, Inc.	53,900	3,883

Pharmaceuticals - 2.3%
Amgen, Inc. ‡	61,000	4,363

Primary Metal Industries - 1.0%
Hubbell, Inc.-Class B	40,000	1,916

Printing & Publishing - 3.5%
McGraw-Hill Cos., Inc. (The)	115,000	6,673

2

Restaurants - 2.0%
Starbucks Corp. ‡	110,000	$3,746

Rubber & Misc. Plastic Products - 1.9%
NIKE, Inc.-Class B	40,000	3,505

Security & Commodity Brokers - 9.5%
American Express Co.	110,000	6,169
Ameriprise Financial, Inc.	80,000	3,752
BlackRock, Inc.-Class A	17,600	2,622
Chicago Mercantile Exchange	11,000	5,261
		17,804
Telecommunications - 2.4%
Verizon Communications, Inc.	120,000	4,456

Transportation & Public Utilities - 1.7%
Expeditors International of Washington, Inc.	70,000	3,121

Water Transportation - 1.0%
Carnival Corp.	40,000	1,881

Wholesale Trade Durable Goods - 2.0%
Grainger (W.W.), Inc.	55,000	3,686

Total Common Stocks
(cost: $153,663)		179,413

Total Investment Securities
(cost: $153,663)#		$179,413

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $153,630. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $28,154 and $2,371, respectively. Net unrealized appreciation for tax purposes is $25,783.

DEFINITIONS:

REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Air Transportation - 3.0%
FedEx Corp.	128,000	$13,911

Apparel & Accessory Stores - 1.0%
Nordstrom, Inc.	106,000	4,484

Automotive - 2.3%
Harley-Davidson, Inc.	170,000	10,668

Beverages - 3.1%
PepsiCo, Inc.	220,000	14,357

Chemicals & Allied Products - 3.8%
Praxair, Inc.	300,000	17,748

Communications Equipment - 3.8%
QUALCOMM, Inc.	490,000	17,812

Computer & Data Processing Services - 8.8%
Google, Inc.-Class A ‡	25,000	10,048
Intuit, Inc. ‡	360,000	11,553
Microsoft Corp.	700,000	19,131
		40,732
Computer & Office Equipment - 6.4%
Apple Computer, Inc. ‡	250,000	19,258
Sandisk Corp. ‡	200,000	10,708
		29,966
Drug Stores & Proprietary Stores - 3.4%
Walgreen Co.	360,000	15,980

Electronic & Other Electric Equipment - 2.7%
General Electric Co.	360,000	12,708

Engineering & Management Services - 3.2%
Jacobs Engineering Group, Inc. ‡	200,000	14,946

Food Stores - 2.8%
Whole Foods Market, Inc.	220,000	13,075

Hotels & Other Lodging Places - 7.5%
Las Vegas Sands Corp. ‡	132,000	9,022
Marriott International, Inc.-Class A	400,000	15,456
MGM Mirage, Inc. ‡	270,000	10,662
		35,140
Industrial Machinery & Equipment - 3.4%
Caterpillar, Inc.	240,000	15,792

Insurance - 3.3%
WellPoint, Inc. ‡	200,000	15,410

Management Services - 2.5%
Paychex, Inc.	320,000	$11,792

Medical Instruments & Supplies - 2.8%
Zimmer Holdings, Inc. ‡	190,000	12,825

Oil & Gas Extraction - 4.2%
Anadarko Petroleum Corp.	153,100	6,710
Schlumberger, Ltd.	204,800	12,704
		19,414
Petroleum Refining - 2.2%
Suncor Energy, Inc.	139,200	10,029

Pharmaceuticals - 5.6%
Allergan, Inc.	130,000	14,639
Genentech, Inc. ‡	140,000	11,578
		26,217
Printing & Publishing - 4.1%
McGraw-Hill Cos., Inc. (The)	330,000	19,150

Restaurants - 2.1%
Starbucks Corp. ‡	287,000	9,772

Security & Commodity Brokers - 10.7%
American Express Co.	290,000	16,263
Ameriprise Financial, Inc.	260,000	12,194
Chicago Mercantile Exchange	45,000	21,521
		49,978
Telecommunications - 1.8%
Sprint Nextel Corp.	500,000	8,575

Transportation & Public Utilities - 3.2%
Expeditors International of Washington, Inc.	330,000	14,711

Total Common Stocks
(cost: $404,575)		455,192

Total Investment Securities
(cost: $404,575)#		$455,192

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $405,600. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $53,146 and $3,554, respectively. Net unrealized appreciation for tax purposes is $49,592.

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Business Services - 4.9%
eBay, Inc. ‡	44,940	$1,275
Getty Images, Inc. ‡	19,190	953
Valueclick, Inc. ‡	109,640	2,033
		4,261
Chemicals & Allied Products - 2.1%
Praxair, Inc.	30,175	1,785

Commercial Banks - 1.9%
Wintrust Financial Corp.	32,090	1,609

Communication - 2.0%
XM Satellite Radio Holdings, Inc.-Class A ‡	135,610	1,748

Communications Equipment - 5.5%
QUALCOMM, Inc.	129,922	4,723

Computer & Data Processing Services - 3.7%
Digital Insight Corp. ‡	66,520	1,950
Google, Inc.-Class A ‡	3,020	1,214
		3,164
Computer & Office Equipment - 16.9%
Apple Computer, Inc. ‡	123,624	9,523
Sandisk Corp. ‡	95,240	5,099
		14,622
Educational Services - 5.0%
Strayer Education, Inc.	40,003	4,329

Electronic & Other Electric Equipment - 3.3%
General Electric Co.	81,131	2,864

Engineering & Management Services - 4.2%
Jacobs Engineering Group, Inc. ‡	48,432	3,619

Entertainment - 0.0%
International Game Technology	125	5

Holding & Other Investment Offices - 1.7%
Host Hotels & Resorts, Inc. REIT	65,000	1,490

Hotels & Other Lodging Places - 5.7%
Las Vegas Sands Corp. ‡	71,680	4,899

Industrial Machinery & Equipment - 2.1%
Caterpillar, Inc.	28,100	1,849

Management Services - 2.4%
CRA International, Inc. ‡	43,513	$2,074

Medical Instruments & Supplies - 5.1%
Coherent, Inc. ‡	62,620	2,170
Zimmer Holdings, Inc. ‡	33,030	2,230
		4,400
Motion Pictures - 5.8%
Macrovision Corp. ‡	211,966	5,022

Oil & Gas Extraction - 3.0%
Helmerich & Payne, Inc.	62,242	1,433
Schlumberger, Ltd.	17,970	1,115
		2,548
Pharmaceuticals - 9.7%
Allergan, Inc.	48,190	5,427
Genentech, Inc. ‡	35,530	2,938
		8,365
Restaurants - 1.0%
Starbucks Corp. ‡	26,540	904

Rubber & Misc. Plastic Products - 1.7%
NIKE, Inc.-Class B	16,930	1,483

Security & Commodity Brokers - 9.7%
American Express Co.	43,230	2,424
Chicago Mercantile Exchange	12,453	5,956
		8,380
Total Common Stocks
(cost: $69,924)		84,143

Total Investment Securities
(cost: $69,924)#		$84,143

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $69,918. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,051 and $2,826, respectively. Net unrealized appreciation for tax purposes is $14,225.

DEFINITIONS:

REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Amusement & Recreation Services - 3.3%
Station Casinos, Inc.	75,450	$4,363

Apparel & Accessory Stores - 1.6%
Nordstrom, Inc.	49,250	2,083

Business Services - 0.6%
Getty Images, Inc. ‡	16,860	838

Commercial Banks - 3.1%
Wintrust Financial Corp.	83,080	4,166

Communication - 4.2%
Global Payments, Inc.	116,000	5,105
XM Satellite Radio Holdings, Inc.-Class A ‡	39,285	506
		5,611
Computer & Data Processing Services - 7.2%
Checkfree Corp. ‡	82,740	3,419
Digital Insight Corp. ‡	108,860	3,192
Intuit, Inc. ‡	31,380	1,007
THQ, Inc. ‡	65,090	1,899
		9,517
Computer & Office Equipment - 4.4%
Sandisk Corp. ‡	109,880	5,883

Educational Services - 1.6%
Strayer Education, Inc.	19,620	2,123

Electronic Components & Accessories - 0.9%
Microchip Technology, Inc.	34,850	1,130

Engineering & Management Services - 4.7%
Jacobs Engineering Group, Inc. ‡	84,060	6,282

Food Stores - 2.7%
Whole Foods Market, Inc.	61,150	3,634

Hardware Stores - 3.6%
Fastenal Co.	124,900	4,817

Holding & Other Investment Offices - 1.0%
Host Hotels & Resorts, Inc. REIT	59,600	1,367

Hotels & Other Lodging Places - 7.3%
Hilton Hotels Corp.	175,120	4,877
Las Vegas Sands Corp. ‡	71,050	4,856
		9,733

Industrial Machinery & Equipment - 11.8%
Cameron International Corp. ‡	106,440	$5,142
Graco, Inc.	82,860	3,236
Grant Prideco, Inc. ‡	67,370	2,562
Kennametal, Inc.	83,425	4,726
		15,666
Instruments & Related Products - 0.7%
Trimble Navigation, Ltd. ‡	18,400	866

Medical Instruments & Supplies - 3.6%
Techne Corp. ‡	94,390	4,801

Motion Pictures - 2.1%
Macrovision Corp. ‡	119,480	2,830

Oil & Gas Extraction - 1.6%
Forest Oil Corp. ‡	66,250	2,093

Paperboard Containers & Boxes - 1.8%
Packaging Corp. of America	105,110	2,439

Pharmaceuticals - 3.3%
Allergan, Inc.	10,200	1,149
Endo Pharmaceuticals Holdings, Inc. ‡	97,530	3,175
		4,324
Restaurants - 2.4%
PF Chang’s China Bistro, Inc. ‡	90,520	3,142

Security & Commodity Brokers - 10.2%
Ameriprise Financial, Inc.	14,300	671
BlackRock, Inc.-Class A	54,580	8,132
Chicago Mercantile Exchange	9,850	4,711
		13,514
Telecommunications - 3.9%
NeuStar, Inc.-Class A ‡	184,035	5,107

Transportation & Public Utilities - 8.3%
CH Robinson Worldwide, Inc.	115,535	5,151
Expeditors International of Washington, Inc.	131,920	5,881
		11,032
Total Common Stocks
(cost: $101,704)		127,361

Total Investment Securities
(cost: $101,704)#		$127,361

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for Federal income tax purposes is $101,746. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,393 and $3,778, respectively. Net unrealized appreciation for tax purposes is $25,615.

DEFINITIONS:

REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

			Principal
			Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Bond
	8.00%	11/15/2021	$1,025	$1,372
U.S. Treasury Inflation Indexed Bond
	2.00%	01/15/2016	1,999	1,954
U.S. Treasury Note
	4.88%	05/31/2011	2,285	2,312
	5.13%	06/30/2011	2,300	2,351
	3.88%	02/15/2013	6,516	6,261
	4.50%	02/15/2016	4,450	4,407
	5.13%	05/15/2016	1,645	1,707
	4.88%	08/15/2016	5,836	5,948
	4.50%	02/15/2036	4,501	4,314
Total U.S. Government Obligations
(cost: $29,982)				30,626
ASSET-BACKED SECURITIES - 0.5%
Honda Auto Receivables Owner Trust, Series 2005-A Class A3
	4.46%	05/21/2009	690	685
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6
	2.75%	10/15/2010	1,250	1,206
Total Asset-Backed Securities
(cost: $1,888)				1,891
CORPORATE DEBT SECURITIES - 18.8%
Aerospace - 0.4%
Textron Financial Corp.
	6.00%	11/20/2009	1,500	1,538

Agriculture - 0.1%
Michael Foods, Inc.
	8.00%	11/15/2013	280	287

Air Transportation - 0.3%
FedEx Corp.
	9.65%	06/15/2012	750	904

Amusement & Recreation Services - 0.7%
Harrah’s Operating Co., Inc.
	5.50%	07/01/2010	2,390	2,356

Beverages - 0.1%
Cia Brasileira de Bebidas
	8.75%	09/15/2013	450	521

Business Credit Institutions - 0.9%
John Deere Capital Corp., Series S, (MTN)
	4.88%	03/16/2009	2,275	2,262
Pemex Finance, Ltd.
	9.03%	02/15/2011	972	1,044
				3,306
Business Services - 0.1%
Hertz Corp.-144A
	8.88%	01/01/2014	470	495
	10.50%	01/01/2016	30	33
				528

Chemicals & Allied Products - 1.2%
Cytec Industries, Inc.
	5.50%	10/01/2010	$460	$458
ICI Wilmington, Inc.
	4.38%	12/01/2008	1,150	1,124
Lubrizol Corp.
	4.63%	10/01/2009	1,640	1,610
Monsanto Co.
	5.50%	07/30/2035	900	851
Nalco Co.
	7.75%	11/15/2011	300	307
				4,350
Commercial Banks - 1.9%
Bank of America Corp.
	7.80%	02/15/2010	1,000	1,080
Dresdner Funding Trust I-144A
	8.15%	06/30/2031	625	742
HBOS PLC-144A (a) (b)
	5.92%	10/01/2015	800	775
Sumitomo Mitsui Banking-144A (a) (b)
	5.63%	10/15/2015	920	897
Wachovia Capital Trust III (a) (b)
	5.80%	03/15/2011	1,260	1,265
Wells Fargo & Co.
	4.20%	01/15/2010	1,040	1,011
ZFS Finance USA Trust I-144A (b)
	6.45%	12/15/2065	935	926
				6,696
Communication - 0.1%
Comcast Corp.
	7.05%	03/15/2033	420	451

Construction - 0.3%
Centex Corp., Senior Note
	4.75%	01/15/2008	900	892

Department Stores - 0.6%
Meyer (Fred) Stores, Inc.
	7.45%	03/01/2008	1,500	1,540
Neiman-Marcus Group, Inc.
	9.00%	10/15/2015	400	427
				1,967
Electric Services - 0.7%
Dominion Resources, Inc.
	5.69%	05/15/2008	810	814
DPL, Inc.
	8.25%	03/01/2007	318	322
PSEG Funding Trust
	5.38%	11/16/2007	1,250	1,248
				2,384
Electric, Gas & Sanitary Services - 0.3%
NiSource Finance Corp.
	7.88%	11/15/2010	825	891

Food & Kindred Products - 0.4%
Bunge Ltd. Finance Corp.
	4.38%	12/15/2008	$1,370	$1,339

Food Stores - 0.1%
Stater Brothers Holdings, Inc.
	8.13%	06/15/2012	400	404

Gas Production & Distribution - 1.2%
Kinder Morgan Energy Partners, LP
	7.75%	03/15/2032	500	572
Kinder Morgan Finance Co. ULC
	5.35%	01/05/2011	475	462
Oneok, Inc.
	5.51%	02/16/2008	1,560	1,561
Southern Union Co., Senior Note
	6.15%	08/16/2008	1,487	1,498
				4,093
Holding & Other Investment Offices - 1.7%
BRE Properties, Inc. REIT
	5.75%	09/01/2009	1,670	1,687
iStar Financial, Inc. REIT
	4.88%	01/15/2009	1,700	1,679
Simon Property Group, LP REIT
	5.63%	08/15/2014	1,500	1,508
Weingarten Realty Investors REIT, Series A
	5.26%	05/15/2012	1,000	996
				5,870
Hotels & Other Lodging Places - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
	7.88%	05/01/2012	890	939
Station Casinos, Inc.
	6.88%	03/01/2016	300	283
				1,222
Industrial Machinery & Equipment - 0.1%
Cummins, Inc.
	7.13%	03/01/2028	270	277

Insurance - 0.2%
St Paul Travelers Cos. (The), Inc., Senior Note
	6.75%	06/20/2036	770	832

Insurance Agents, Brokers & Service - 0.2%
Hartford Financial Services Group, Inc., Senior Note
	5.55%	08/16/2008	820	824

Life Insurance - 0.3%
AXA SA, Subordinated Note
	8.60%	12/15/2030	850	1,088

Metal Mining - 0.1%
Phelps Dodge Corp.
	9.50%	06/01/2031	204	268

Mortgage Bankers & Brokers - 0.4%
Glencore Funding LLC-144A
	6.00%	04/15/2014	$385	$371
ILFC E-Capital Trust II-144A (b)
	6.25%	12/21/2065	450	451
MUFG Capital Finance 1, Ltd. (a) (b)
	6.35%	07/25/2016	445	449
				1,271
Oil & Gas Extraction - 0.7%
Anadarko Petroleum Corp., Senior Note
	5.95%	09/15/2016	1,485	1,506
Chesapeake Energy Corp., Senior Note
	7.63%	07/15/2013	460	472
Husky Oil, Ltd. (b)
	8.90%	08/15/2028	135	143
PetroHawk Energy Corp.-144A
	9.13%	07/15/2013	400	404
				2,525
Personal Credit Institutions - 0.5%
Capital One Bank
	5.75%	09/15/2010	1,800	1,828

Petroleum Refining - 1.0%
Enterprise Products Operating, LP (b)
	8.38%	08/01/2066	460	485
Enterprise Products Operating, LP, Series B
	4.00%	10/15/2007	1,290	1,271
Valero Energy Corp.
	3.50%	04/01/2009	1,700	1,630
				3,386
Printing & Publishing - 0.1%
News America Holdings, Inc.
	7.75%	12/01/2045	480	537

Radio & Television Broadcasting - 0.4%
Chancellor Media Corp.
	8.00%	11/01/2008	430	450
Univision Communications, Inc.
	7.85%	07/15/2011	800	796
				1,246
Real Estate - 0.5%
Post Apartment Homes, LP
	6.30%	06/01/2013	537	553
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A
	4.38%	11/15/2010	1,400	1,351
				1,904
Security & Commodity Brokers - 1.3%
BNP U.S. Funding LLC-144A (a) (b)
	7.74%	12/05/2007	1,000	1,024
Countrywide Financial Corp., Series A
	4.50%	06/15/2010	1,350	1,314
E*Trade Financial Corp.
	8.00%	06/15/2011	300	312
Goldman Sachs Group, Inc., Subordinated Note
	6.45%	05/01/2036	400	410

Residential Capital Corp.
	6.38%	06/30/2010	$925	$937
Western Union Co. (The)-144A
	5.93%	10/01/2016	485	490
				4,487
Stone, Clay & Glass Products - 0.2%
Lafarge SA
	7.13%	07/15/2036	604	649

Telecommunications - 0.5%
Nextel Communications, Inc., Series D
	7.38%	08/01/2015	475	491
SBC Communications, Inc.
	4.13%	09/15/2009	1,428	1,384
				1,875
Water Transportation - 0.8%
Carnival Corp.
	3.75%	11/15/2007	1,700	1,670
Royal Caribbean Cruises, Ltd.
	8.75%	02/02/2011	1,100	1,204
				2,874
Wholesale Trade Nondurable Goods - 0.1%
Domino’s, Inc.
	8.25%	07/01/2011	400	422

Total Corporate Debt Securities
(cost: $66,172)				66,292

	Shares	Value
COMMON STOCKS - 68.9%
Air Transportation - 2.5%
FedEx Corp.	80,000	$8,694

Apparel & Accessory Stores - 0.9%
Nordstrom, Inc.	72,000	3,046

Automotive - 4.5%
Harley-Davidson, Inc.	130,000	8,157
PACCAR, Inc.	135,000	7,698
		15,855
Beverages - 1.3%
PepsiCo, Inc.	70,000	4,568

Communications Equipment - 2.0%
QUALCOMM, Inc.	200,000	7,270

Computer & Data Processing Services - 4.3%
Google, Inc.-Class A ‡	10,000	4,019
Intuit, Inc. ‡	180,000	5,776
Microsoft Corp.	200,000	5,466
		15,261
Computer & Office Equipment - 4.4%
Apple Computer, Inc. ‡	100,000	7,703
Sandisk Corp. ‡	150,000	8,031
		15,734

Drug Stores & Proprietary Stores - 2.3%
Walgreen Co.	180,000	$7,990

Electronic & Other Electric Equipment - 1.2%
General Electric Co.	120,000	4,236

Engineering & Management Services - 4.2%
Jacobs Engineering Group, Inc. ‡	200,000	14,946

Food Stores - 1.0%
Whole Foods Market, Inc.	60,000	3,566

Hotels & Other Lodging Places - 3.7%
Marriott International, Inc.-Class A	240,000	9,274
MGM Mirage, Inc. ‡	100,000	3,949
		13,223
Industrial Machinery & Equipment - 6.1%
Caterpillar, Inc.	200,000	13,160
Kennametal, Inc.	150,000	8,498
		21,658
Insurance - 1.4%
WellPoint, Inc. ‡	64,000	4,931

Medical Instruments & Supplies - 0.9%
Zimmer Holdings, Inc. ‡	50,000	3,375

Oil & Gas Extraction - 4.3%
Anadarko Petroleum Corp.	81,500	3,572
Apache Corp.	55,000	3,476
Schlumberger, Ltd.	130,850	8,117
		15,165
Petroleum Refining - 1.9%
Suncor Energy, Inc.	93,200	6,715

Pharmaceuticals - 3.0%
Amgen, Inc. ‡	100,000	7,153
Genentech, Inc. ‡	40,000	3,308
		10,461
Printing & Publishing - 3.8%
McGraw-Hill Cos., Inc. (The)	230,000	13,347

Restaurants - 1.2%
Starbucks Corp. ‡	120,500	4,103

Security & Commodity Brokers - 8.1%
American Express Co.	200,000	11,216
Ameriprise Financial, Inc.	120,000	5,628
Chicago Mercantile Exchange	25,000	11,956
		28,800
Telecommunications - 1.0%
Sprint Nextel Corp.	200,000	3,430

Transportation & Public Utilities - 3.0%
Expeditors International of Washington, Inc.	240,000	$10,699

Wholesale Trade Durable Goods - 1.9%
Grainger (W.W.), Inc.	100,000	6,702

Total Common Stocks
(cost: $178,237)		243,775

Total Investment Securities
(cost: $276,279)#		$342,584

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.
‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $276,280. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $69,113 and $2,809, respectively. Net unrealized appreciation for tax purposes is $66,304.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $7,959 or 2.3% of the net assets of the Fund.

MTN	Medium-Term Note

REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

			Principal
			Amount	Value
CORPORATE DEBT SECURITIES - 82.1%
Aerospace - 1.7%
DRS Technologies, Inc.
	7.63%	02/01/2018	$500	$510
TransDigm, Inc., Senior Subordinated Note-144A
	7.75%	07/15/2014	1,000	1,012
Vought Aircraft Industries, Inc.
	8.00%	07/15/2011	500	461
				1,983
Agriculture - 1.8%
Michael Foods, Inc.
	8.00%	11/15/2013	2,000	2,050

Amusement & Recreation Services - 3.0%
Speedway Motorsports, Inc.
	6.75%	06/01/2013	1,500	1,492
Virgin River Casino Corp./RBG LLC/B&BB, Inc.
	9.00%	01/15/2012	1,000	1,020
Warner Music Group
	7.38%	04/15/2014	1,000	980
				3,492
Automotive - 1.5%
General Motors Corp.
	7.13%	07/15/2013	2,000	1,767

Automotive Dealers - 1.7%
Asbury Automotive Group, Inc.
	8.00%	03/15/2014	1,000	992
Group 1 Automotive, Inc.
	8.25%	08/15/2013	1,000	1,027
				2,019
Automotive Service Stations - 2.2%
Petro Stopping Centers, LP / Petro Financial Corp.
	9.00%	02/15/2012	2,500	2,544

Business Services - 4.1%
Cardtronics, Inc.-144A
	9.50%	08/15/2013	1,000	1,030
Hertz Corp.-144A
	8.88%	01/01/2014	575	605
	10.50%	01/01/2016	1,860	2,055
iPayment, Inc., Senior Subordinated Note-144A
	9.75%	05/15/2014	1,000	1,025
				4,715

Chemicals & Allied Products - 1.7%
Ineos Group Holdings PLC-144A
	8.50%	02/15/2016	$1,000	$957
Reichhold Industries, Inc., Senior Note-144A
	9.00%	08/15/2014	1,000	990
				1,947
Commercial Banks - 0.2%
ACE Cash Express, Inc., Senior Note-144A
	10.25%	10/01/2014	250	254

Communication - 4.0%
Echostar DBS Corp.-144A
	7.13%	02/01/2016	1,500	1,457
Intelsat Subsidiary Holding Co., Ltd.
	8.25%	01/15/2013	1,000	1,017
Kabel Deutschland GmbH-144A
	10.63%	07/01/2014	2,000	2,155
				4,629
Department Stores - 3.5%
Bon Ton Department. Stores (The), Inc., Senior Note
	10.25%	03/15/2014	2,000	1,955
Neiman-Marcus Group, Inc.
	10.38%	10/15/2015	2,000	2,170
				4,125
Electronic Components & Accessories - 1.3%
Alliance One International, Inc.
	11.00%	05/15/2012	1,000	1,025
Sensata Technologies BV, Senior Note-144A
	8.00%	05/01/2014	550	538
				1,563
Fabricated Metal Products - 0.8%
Alliant Techsystems, Inc.
	6.75%	04/01/2016	1,000	987

Finance - 1.7%
American Real Estate Partners, LP
	8.13%	06/01/2012	1,000	1,030
American Real Estate Partners, LP/American Real Estate Finance Corp.
	7.13%	02/15/2013	1,000	1,000
				2,030
Food & Kindred Products - 1.9%
Nutro Products, Inc.-144A
	10.75%	04/15/2014	1,000	1,075
Reddy Ice Holdings, Inc. (a)
	0.00%	11/01/2012	1,250	1,087
				2,162
Food Stores - 2.6%
Pathmark Stores, Inc.
	8.75%	02/01/2012	1,000	972
Stater Brothers Holdings, Inc.
	8.13%	06/15/2012	2,000	2,020
				2,992

Gas Production & Distribution - 1.8%
EL Paso Production Holding Co.
	7.75%	06/01/2013	$1,000	$1,028
SemGroup, LP-144A
	8.75%	11/15/2015	1,000	1,014
				2,042
Holding & Other Investment Offices - 3.5%
TRAINS HY-1-2006-144A
	7.55%	05/01/2016	4,000	4,009

Hotels & Other Lodging Places - 4.3%
Intrawest Corp.
	7.50%	10/15/2013	2,000	2,158
Mandalay Resort Group
	9.38%	02/15/2010	58	62
Station Casinos, Inc.
	6.88%	03/01/2016	3,000	2,828
				5,048
Industrial Machinery & Equipment - 2.3%
Case New Holland, Inc.
	9.25%	08/01/2011	1,000	1,065
Douglas Dynamics LLC-144A
	7.75%	01/15/2012	1,000	950
Mueller Group, Inc.
	10.00%	05/01/2012	650	709
				2,724
Instruments & Related Products - 1.7%
Fisher Scientific International, Inc.
	6.13%	07/01/2015	2,000	1,995

Legal Services - 1.1%
FTI Consulting, Inc., Senior Note-144A
	7.75%	10/01/2016	1,250	1,269

Mortgage Bankers & Brokers - 6.7%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
	9.63%	06/15/2014	2,000	2,180
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A
	9.88%	12/15/2012	2,000	2,103
Innophos Investments Holdings, Inc. *
	13.41%	02/15/2015	1,267	1,321
Stripes Acquisition LLC/Susser Finance Corp.-144A
	10.63%	12/15/2013	2,000	2,140
				7,744

Oil & Gas Extraction - 4.8%
Chaparral Energy, Inc., Senior Note
	8.50%	12/01/2015	$1,000	$998
Chesapeake Energy Corp.
	6.50%	08/15/2017	1,000	943
Energy Partners, Ltd.
	8.75%	08/01/2010	1,000	1,033
Ocean Rig Norway AS -144A
	8.38%	07/01/2013	1,000	1,065
PetroHawk Energy Corp.-144A
	9.13%	07/15/2013	1,500	1,515
				5,554
Paper & Allied Products - 0.9%
Graphic Packaging International Corp.
	9.50%	08/15/2013	1,000	1,028

Paperboard Containers & Boxes - 0.8%
Graham Packaging Co., Inc.
	9.88%	10/15/2014	1,000	988

Personal Credit Institutions - 1.8%
Ford Motor Credit Co. *
	9.96%	04/15/2012	2,000	2,095

Primary Metal Industries - 3.1%
Edgen Acquisition Corp.
	9.88%	02/01/2011	1,000	995
PNA Group, Inc., Senior Note-144A
	10.75%	09/01/2016	1,500	1,549
Texas Industries, Inc.
	7.25%	07/15/2013	1,000	1,005
				3,549
Printing & Publishing - 0.9%
RH Donnelley Corp., Senior Note
	8.88%	01/15/2016	1,000	1,008

Restaurants - 5.5%
Carrols Corp.
	9.00%	01/15/2013	2,000	2,050
EPL Finance Corp., Senior Note-144A
	11.75%	11/15/2013	750	836
NPC International, Inc.-144A
	9.50%	05/01/2014	1,500	1,485
Sbarro, Inc., Senior Note
	11.00%	09/15/2009	2,000	2,045
				6,416
Rubber & Misc. Plastic Products - 0.9%
NTK Holdings, Inc. (b)
	0.00%	03/01/2014	1,500	1,043

Security & Commodity Brokers - 1.3%
E*Trade Financial Corp.
	8.00%	06/15/2011	1,500	1,560

Stone, Clay & Glass Products - 0.9%
Owens-Brockway
	8.25%	05/15/2013	$1,000	$1,030

Transportation & Public Utilities - 1.7%
Pacific Energy Partners, LP / Pacific Energy Finance Corp.
	6.25%	09/15/2015	1,000	990
TDS Investor Corp., Senior Note-144A
	9.88%	09/01/2014	1,000	970
				1,960
Water Transportation - 0.9%
US Shipping Partners, LP/US Shipping Finance Corp., Senior Note, 144A
	13.00%	08/15/2014	1,000	1,005

Wholesale Trade Durable Goods - 1.7%
Leslie’s Poolmart
	7.75%	02/01/2013	1,000	990
Wesco Distribution, Inc., Senior Subordinated Note
	7.50%	10/15/2017	1,000	1,010
				2,000
Wholesale Trade Nondurable Goods - 1.8%
Domino’s, Inc.
	8.25%	07/01/2011	1,959	2,067

Total Corporate Debt Securities
(cost: $94,003)				95,393
CONVERTIBLE BOND - 13.5%
Aerospace - 1.1%
Armor Holdings, Inc. (c)
	2.00%	11/01/2024	1,000	1,241

Amusement & Recreation Services - 1.8%
Caesars Entertainment, Inc., Senior Note *
	5.51%	04/15/2024	1,000	1,201
Virgin River Casino Corp./RBG LLC/B&BB, Inc. (d)
	0.00%	01/15/2013	1,250	856
				2,057
Chemicals & Allied Products - 0.8%
Innophos, Inc.
	8.88%	08/15/2014	1,000	998

Commercial Banks - 0.4%
Euronet Worldwide, Inc., Senior Note
	3.50%	10/15/2025	500	483

Communication - 1.4%
XM Satellite Radio Holdings, Inc.
	1.75%	12/01/2009	2,000	1,615

Computer & Office Equipment - 2.3%
SanDisk Corp., Senior Note
	1.00%	05/15/2013	$1,500	$1,436
Scientific Games Corp.
	0.75%	12/01/2024	1,000	1,198
				2,634
Electronic Components & Accessories - 2.3%
Intel Corp.-144A
	2.95%	12/15/2035	3,000	2,696

Manufacturing Industries - 1.0%
Shuffle Master, Inc.
	1.25%	04/15/2024	1,000	1,126

Motion Pictures - 0.9%
Lions Gate Entertainment Corp.
	2.94%	10/15/2024	1,000	1,046

Oil & Gas Extraction - 0.7%
Halliburton Co.
	3.13%	07/15/2023	500	790

Water Transportation - 0.8%
Carnival Corp., Senior Note
	2.00%	04/15/2021	800	994

Total Convertible Bond
(cost: $15,926)				15,680

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%
Electric Services - 0.8%
NRG Energy, Inc.	4,000	$941

Total Convertible Preferred Stocks
(cost: $1,000)		941

Total Investment Securities
(cost: $110,929)#		$112,014

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Reddy Ice Holdings, Inc. has a coupon rate of 0.00% until 11/01/2008, thereafter the coupon rate will be 10.50%.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
(b)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

(c)	Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.
(d)	Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.
#

Aggregate cost for Federal income tax purposes is $110,944. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,636 and $1,566, respectively. Net unrealized appreciation for tax purposes is $1,070.

DEFINITIONS:

144(A)

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $35,759 or 30.8% of the net assets of the Fund.

TRAINS	Targeted Return Index Securities Trust

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

			Principal
			Amount	Value
COMMERCIAL PAPER - 72.5%
Automotive - 2.7%
BMW US Capital LLC-144A
	5.23%	10/02/2006	$800	$800
	5.26%	10/12/2006	840	838
				1,638
Business Credit Institutions - 4.0%
Sheffield Receivables Corp.-144A
	5.27%	10/18/2006	890	888
	5.27%	11/09/2006	1,550	1,541
				2,429
Commercial Banks - 17.1%
Bank of America Corp.
	5.27%	11/01/2006	1,050	1,045
Canadian Imperial Holdings
	5.26%	10/10/2006	500	499
HBOS Treasury Services
	5.26%	10/10/2006	670	669
	5.30%	10/12/2006	300	299
	5.25%	11/01/2006	800	796
	5.26%	11/01/2006	800	796
	5.26%	12/05/2006	400	396
State Street Boston Corp.
	5.25%	10/16/2006	1,900	1,896
	5.25%	10/26/2006	300	299
	5.25%	11/07/2006	725	721
UBS Finance Delaware LLC
	5.26%	10/05/2006	1,640	1,639
	5.26%	10/24/2006	900	897
	5.25%	11/16/2006	400	397
				10,349
Computer & Office Equipment - 0.4%
Pitney Bowes, Inc.-144A
	5.25%	10/23/2006	250	249
Holding & Other Investment Offices - 4.2%
Prudential Funding LLC
	5.24%	11/02/2006	1,280	1,274
	5.24%	11/03/2006	1,280	1,274
				2,548
Insurance - 2.5%
Metlife Funding, Inc.
	5.27%	11/21/2006	800	794
	5.25%	12/06/2006	700	693
				1,487
Metal Mining - 4.8%
BHP Billiton Finance USA, Ltd.-144A
	5.26%	10/19/2006	1,550	1,546
	5.25%	10/20/2006	820	818
	5.26%	10/20/2006	540	538
				2,902

Mortgage Bankers & Brokers - 10.3%
Barclays U.S. Funding Corp.
	5.26%	11/24/2006	$500	$496
CAFCO LLC-144A
	5.26%	11/08/2006	300	298
	5.25%	11/15/2006	1,030	1,023
Old Line Funding Corp.-144A
	5.26%	10/04/2006	925	924
	5.26%	10/24/2006	640	638
	5.27%	10/26/2006	475	473
	5.26%	11/20/2006	925	918
Ranger Funding Co. LLC-144A
	5.26%	10/05/2006	350	350
	5.25%	10/24/2006	400	399
	5.26%	10/26/2006	700	697
				6,216
Oil & Gas Extraction - 4.9%
Total Capital SA-144A
	5.24%	10/03/2006	1,250	1,249
	5.23%	10/16/2006	1,300	1,297
	5.25%	11/07/2006	400	398
				2,944
Personal Credit Institutions - 19.0%
American Honda Finance Corp.
	5.25%	10/23/2006	1,700	1,694
	5.23%	10/26/2006	870	867
	5.25%	11/08/2006	347	345
General Electric Capital Corp.
	5.25%	10/11/2006	1,300	1,298
	5.27%	10/12/2006	1,130	1,128
	5.25%	11/06/2006	525	522
International Lease Finance Corp.
	5.25%	10/11/2006	1,300	1,298
	5.25%	10/26/2006	600	598
Paccar Financial Corp.
	5.25%	11/13/2006	840	835
	5.25%	12/14/2006	400	396
Toyota Motor Credit Corp.
	5.27%	10/13/2006	1,130	1,128
	5.25%	10/25/2006	800	797
	5.25%	11/06/2006	560	557
				11,463
Savings Institutions - 2.6%
Ciesco LLC-144A
	5.25%	10/17/2006	710	708
	5.27%	10/18/2006	875	873
				1,581
Total Commercial Paper
(cost: $43,806)				43,806

SHORT-TERM OBLIGATIONS - 11.2%
Caterpillar Financial Services Corp. *
	5.41%	02/12/2007	$900	$900
International Lease Finance Corp.
	5.75%	10/15/2006	400	400
International Business Machines Corp.
	4.88%	10/01/2006	2,150	2,150
BP Capital Markets PLC
	2.75%	12/29/2006	850	844
Caterpillar Financial Services Corp.
	2.63%	01/30/2007	1,500	1,486
Goldman Sachs Group, Inc.
	2.85%	10/27/2006	1,030	1,028
Total Short-Term Obligations
(cost: $6,808)				6,808
CERTIFICATES OF DEPOSIT - 16.1%
Canadian Imperial Bank of Commerce
	5.27%	10/04/2006	1,450	1,450
	5.29%	10/20/2006	950	950
Royal Bank of Scotland
	5.28%	11/09/2006	900	900
	5.28%	11/10/2006	960	960
	5.28%	11/13/2006	700	700
Toronto Dominion Bank, Ltd.
	5.25%	10/19/2006	650	650
	5.28%	10/23/2006	1,200	1,200
Wells Fargo Bank NA
	5.27%	10/31/2006	2,900	2,900
Total Certificates Of Deposit
(cost: $9,710)				9,710

Total Investment Securities
(cost: $60,324)#				$60,324

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $17,463 or 28.9% of the net assets of the Fund.

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

			Principal
			Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 16.3%
U.S. Treasury Bond
	8.00%	11/15/2021	$12	$16
U.S. Treasury Inflation Indexed Bond
	2.00%	01/15/2016	22	21
U.S. Treasury Note
	3.88%	02/15/2013	28	27
	4.50%	02/15/2016	43	43
	5.13%	05/15/2016	38	39
	4.88%	08/15/2016	13	13
	4.50%	02/15/2036	15	14
Total U.S. Government Obligations
(cost: $169)				173
U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.9%
Fannie Mae
	5.50%	03/01/2018	14	14
	5.50%	01/01/2021	30	30
	6.00%	05/01/2032	14	14
	6.00%	08/01/2034	14	14
	5.50%	05/01/2035	17	17
	5.50%	05/01/2035	17	16
	5.00%	07/01/2035	45	44
	6.50%	07/01/2036	39	40
	6.00%	08/01/2036	40	40
Freddie Mac-Gold Pool
	4.90%	11/03/2008	10	10
	5.50%	11/01/2018	16	16
	5.00%	06/01/2021	29	29
	6.00%	11/01/2033	13	13
	5.50%	02/01/2035	16	16
	5.50%	06/01/2035	17	17
	5.00%	07/01/2035	22	22
	5.50%	01/01/2036	41	40
	5.50%	07/01/2036	30	29
Total U.S. Government Agency Obligations
(cost: $424)				421
ASSET-BACKED SECURITIES - 3.5%
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6
	2.75%	10/15/2010	26	25
USAA Auto Owner Trust, Series 2005-3, Class A2
	4.52%	06/16/2008	12	12
Total Asset-Backed Securities
(cost: $37)				37
CORPORATE DEBT SECURITIES - 38.5%
Aerospace - 1.2%
Boeing Co. (The)
	8.75%	08/15/2021	10	13

Agriculture - 0.5%
Michael Foods, Inc.
	8.00%	11/15/2013	5	5

Air Transportation - 1.1%
FedEx Corp.
	9.65%	06/15/2012	$10	$12

Amusement & Recreation Services - 0.8%
Harrah’s Operating Co., Inc.
	5.50%	07/01/2010	8	8

Beverages - 1.3%
Cia Brasileira de Bebidas
	8.75%	09/15/2013	10	12
FBG Finance, Ltd.-144A
	5.88%	06/15/2035	2	2
				14
Chemicals & Allied Products - 5.3%
Cytec Industries, Inc.
	5.50%	10/01/2010	5	5
Dow Chemical Co. (The)
	5.00%	11/15/2007	6	6
ICI Wilmington, Inc.
	4.38%	12/01/2008	20	20
Lubrizol Corp.
	4.63%	10/01/2009	15	15
Monsanto Co.
	5.50%	07/30/2035	5	5
Nalco Co.
	7.75%	11/15/2011	5	5
				56
Commercial Banks - 2.4%
Bank of America Corp.
	7.80%	02/15/2010	9	10
Popular North America, Inc.
	5.20%	12/12/2007	10	10
Wachovia Capital Trust III (a) (b)
	5.80%	03/15/2011	5	5
				25
Communication - 0.5%
Comcast Corp.
	7.05%	03/15/2033	5	5

Department Stores - 0.5%
Neiman-Marcus Group, Inc.
	9.00%	10/15/2015	5	5

Electric Services - 1.9%
PSEG Funding Trust
	5.38%	11/16/2007	20	20

Finance - 0.5%
American Real Estate Partners, LP/American Real Estate Finance Corp.
	7.13%	02/15/2013	$5	$5

Food & Kindred Products - 1.4%
Bunge Ltd. Finance Corp.
	4.38%	12/15/2008	15	15

Food Stores - 0.5%
Stater Brothers Holdings, Inc.
	8.13%	06/15/2012	5	5

Gas Production & Distribution - 0.6%
Kinder Morgan Energy Partners, LP
	7.75%	03/15/2032	5	6

Holding & Other Investment Offices - 4.4%
BRE Properties, Inc. REIT
	5.75%	09/01/2009	20	20
Hutchison Whampoa International, Ltd.-144A
	7.45%	11/24/2033	5	6
iStar Financial, Inc. REIT
	4.88%	01/15/2009	20	20
				46
Hotels & Other Lodging Places - 1.0%
Host Marriott, LP REIT
	7.13%	11/01/2013	5	5
Station Casinos, Inc., Subordinated Note
	6.63%	03/15/2018	5	5
				10
Industrial Machinery & Equipment - 0.2%
Cummins, Inc.
	7.13%	03/01/2028	2	2

Insurance - 0.9%
St Paul Travelers Cos. (The), Inc., Senior Note
	6.75%	06/20/2036	9	10

Insurance Agents, Brokers & Service - 1.2%
Hartford Financial Services Group, Inc., Senior Note
	5.50%	10/15/2016	13	13

Life Insurance - 1.4%
AXA SA, Subordinated Note
	8.60%	12/15/2030	12	15

Oil & Gas Extraction - 1.4%
Anadarko Petroleum Corp., Senior Note
	5.95%	09/15/2016	15	15

Paper & Paper Products - 1.0%
Celulosa Arauco y Constitucion SA
	8.63%	08/15/2010	10	11

Personal Credit Institutions - 0.9%
General Electric Capital Corp.
	4.25%	01/15/2008	$10	$10

Primary Metal Industries - 0.5%
Texas Industries, Inc.
	7.25%	07/15/2013	5	5

Radio & Television Broadcasting - 1.7%
Chancellor Media Corp.
	8.00%	11/01/2008	5	5
Univision Communications, Inc.
	7.85%	07/15/2011	13	13
				18
Real Estate - 0.9%
Post Apartment Homes, LP
	6.30%	06/01/2013	10	10

Security & Commodity Brokers - 1.9%
E*Trade Financial Corp.
	8.00%	06/15/2011	5	5
Residential Capital Corp.
	6.38%	06/30/2010	10	10
Western Union Co. (The)-144A
	5.93%	10/01/2016	5	5
				20
Telecommunications - 2.1%
Nextel Communications, Inc., Series D
	7.38%	08/01/2015	7	7
SBC Communications, Inc.
	4.13%	09/15/2009	16	15
				22
Wholesale Trade Nondurable Goods - 0.5%
Domino’s, Inc.
	8.25%	07/01/2011	5	5

Total Corporate Debt Securities
(cost: $406)				406

Total Investment Securities
(cost: $1,036)#				$1,037

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.
#

Aggregate cost for Federal income tax purposes is $1,036. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10 and $9, respectively. Net unrealized appreciation for tax purposes is $1.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $13 or 1.2% of the net assets of the Fund.

REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Air Transportation - 3.1%
FedEx Corp.	14,750	$1,603

Apparel & Accessory Stores - 1.0%
Nordstrom, Inc.	12,000	508

Automotive - 1.5%
Harley-Davidson, Inc.	12,700	797

Beverages - 2.5%
PepsiCo, Inc.	20,000	1,305

Chemicals & Allied Products - 4.1%
Praxair, Inc.	36,000	2,130

Communications Equipment - 4.2%
QUALCOMM, Inc.	60,000	2,181

Computer & Data Processing Services - 9.2%
Google, Inc.-Class A ‡	2,600	1,045
Intuit, Inc. ‡	50,000	1,604
Microsoft Corp.	80,000	2,186
		4,835
Computer & Office Equipment - 7.0%
Apple Computer, Inc. ‡	30,000	2,311
Sandisk Corp. ‡	25,000	1,338
		3,649
Drug Stores & Proprietary Stores - 3.6%
Walgreen Co.	42,000	1,864

Electronic & Other Electric Equipment - 3.0%
General Electric Co.	45,000	1,588

Engineering & Management Services - 3.1%
Jacobs Engineering Group, Inc. ‡	22,000	1,644

Food Stores - 2.8%
Whole Foods Market, Inc.	25,000	1,486

Hotels & Other Lodging Places - 7.9%
Las Vegas Sands Corp. ‡	16,000	1,094
Marriott International, Inc.-Class A	46,000	1,777
MGM Mirage, Inc. ‡	32,000	1,264
		4,135
Industrial Machinery & Equipment - 3.1%
Caterpillar, Inc.	25,000	1,645

Insurance - 3.5%
WellPoint, Inc. ‡	23,700	$1,826

Management Services - 2.5%
Paychex, Inc.	36,000	1,327

Medical Instruments & Supplies - 2.6%
Zimmer Holdings, Inc. ‡	20,000	1,350

Oil & Gas Extraction - 4.3%
Anadarko Petroleum Corp.	17,500	767
Schlumberger, Ltd.	23,500	1,458
		2,225
Petroleum Refining - 2.2%
Suncor Energy, Inc.	15,900	1,146

Pharmaceuticals - 5.6%
Allergan, Inc.	13,000	1,464
Genentech, Inc. ‡	18,000	1,489
		2,953
Printing & Publishing - 4.2%
McGraw-Hill Cos., Inc. (The)	38,000	2,205

Restaurants - 2.2%
Starbucks Corp. ‡	33,900	1,154

Security & Commodity Brokers - 11.1%
American Express Co.	31,800	1,783
Ameriprise Financial, Inc.	30,000	1,407
Chicago Mercantile Exchange	5,500	2,630
		5,820
Telecommunications - 1.6%
Sprint Nextel Corp.	50,000	858

Transportation & Public Utilities - 3.2%
Expeditors International of Washington, Inc.	38,000	1,694

Total Common Stocks
(cost: $43,963)		51,928

Total Investment Securities
(cost: $43,963)#		$51,928

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for Federal income tax purposes is $44,007. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,673 and $752, respectively. Net unrealized appreciation for tax purposes is $7,921.

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 91.2%
Apparel Products - 1.5%
True Religion Apparel, Inc. ‡	450	$9

Chemicals & Allied Products - 4.0%
PolyOne Corp. ‡	1,750	15
Terra Nitrogen Co., L.P.	400	10
		25
Communications Equipment - 2.6%
ID Systems, Inc. ‡	700	16

Computer & Data Processing Services - 4.1%
ActivIdentity Corp. ‡	2,000	9
Fair Isaac Corp.	450	16
		25
Computer & Office Equipment - 1.9%
Hypercom Corp. ‡	1,800	12

Construction - 5.2%
Chemed Corp.	300	10
McDermott International, Inc. ‡	525	22
		32
Electric Services - 2.3%
CMS Energy Corp. ‡	970	14

Electronic & Other Electric Equipment - 6.8%
Acuity Brands, Inc.	370	17
Genlyte Group, Inc. ‡	350	25
		42
Holding & Other Investment Offices - 10.2%
Annaly Capital Management, Inc. REIT	1,100	14
LTC Properties, Inc. REIT	500	12
Omega Healthcare Investors, Inc. REIT	1,300	19
Sunstone Hotel Investors, Inc. REIT	600	18
		63
Instruments & Related Products - 2.3%
Input/Output, Inc. ‡	1,400	14

Insurance - 6.6%
American Safety Insurance Holdings, Ltd. ‡	750	14
HCC Insurance Holdings, Inc.	465	15
Triad Guaranty, Inc. ‡	230	12
		41
Management Services - 2.9%
FTI Consulting, Inc. ‡	700	18

Medical Instruments & Supplies - 4.9%
L-1 Identity Solutions, Inc. ‡	1,135	$15
Orthofix International NV ‡	320	15
		30
Mining - 1.0%
International Coal Group, Inc. ‡	1,400	6

Oil & Gas Extraction - 11.5%
Dawson Geophysical Co. ‡	400	12
Edge Petroleum Corp. ‡	550	9
Superior Energy Services, Inc. ‡	800	21
Todco-Class A ‡	400	14
Warrior Energy Service Corp. ‡	570	15
		71
Personal Credit Institutions - 2.1%
Advance America Cash Advance Centers, Inc.	885	13

Primary Metal Industries - 2.9%
Aleris International, Inc. ‡	350	18

Restaurants - 2.4%
O’Charley’s, Inc. ‡	800	15

Rubber & Misc. Plastic Products - 2.1%
Jarden Corp. ‡	400	13

Savings Institutions - 1.8%
Partners Trust Financial Group, Inc.	1,000	11

Water Transportation - 10.0%
Aries Maritime Transport, Ltd.	1,000	10
DryShips, Inc.	660	9
Genco Shipping & Trading, Ltd.	750	17
Omega Navigation Enterprises, Inc.-Class A	905	14
StealthGas, Inc.	950	12
		62
Wholesale Trade Nondurable Goods - 2.1%
Dean Foods Co. ‡	300	13

Total Common Stocks
(cost: $494)		563

Total Investment Securities
(cost: $494)#		$563

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $494. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $89 and $20, respectively. Net unrealized appreciation for tax purposes is $69.

DEFINITIONS:

REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - September 30, 2006 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace - 2.2%
United Technologies Corp.	200	$13

Air Transportation - 1.9%
FedEx Corp.	100	11

Amusement & Recreation Services - 2.1%
Disney (Walt) Co. (The)	400	12

Apparel & Accessory Stores - 1.2%
Nordstrom, Inc.	170	7

Automotive - 4.3%
Harley-Davidson, Inc.	190	12
PACCAR, Inc.	225	13
		25
Beverages - 2.8%
PepsiCo, Inc.	240	16

Chemicals & Allied Products - 4.0%
Ecolab, Inc.	335	14
Monsanto Co.	200	9
		23
Commercial Banks - 1.6%
JP Morgan Chase & Co.	200	9

Communications Equipment - 2.2%
QUALCOMM, Inc.	345	13

Computer & Data Processing Services - 5.0%
Electronic Arts, Inc. ‡	50	3
Google, Inc.-Class A ‡	30	12
Microsoft Corp.	500	14
		29
Computer & Office Equipment - 5.3%
Apple Computer, Inc. ‡	300	23
Sandisk Corp. ‡	150	8
		31
Drug Stores & Proprietary Stores - 2.2%
Walgreen Co.	290	13

Engineering & Management Services - 3.3%
Jacobs Engineering Group, Inc. ‡	260	19

1

Food Stores - 2.1%
Whole Foods Market, Inc.	200	$12

Hardware Stores - 1.0%
Fastenal Co.	160	6

Holding & Other Investment Offices - 2.1%
Plum Creek Timber Co., Inc. REIT	340	12

Hotels & Other Lodging Places - 5.0%
Hilton Hotels Corp.	550	15
Las Vegas Sands Corp. ‡	200	14
		29
Industrial Machinery & Equipment - 10.0%
Caterpillar, Inc.	300	20
Donaldson Co., Inc.	250	9
Graco, Inc.	200	8
Illinois Tool Works, Inc.	200	9
Kennametal, Inc.	210	12
		58
Insurance - 3.4%
Progressive Corp. (The)	360	9
WellPoint, Inc. ‡	140	11
		20
Medical Instruments & Supplies - 1.2%
Zimmer Holdings, Inc. ‡	100	7

Motor Vehicles, Parts & Supplies - 1.6%
BorgWarner, Inc.	150	9

Oil & Gas Extraction - 4.8%
Anadarko Petroleum Corp.	130	6
Apache Corp.	110	7
Schlumberger, Ltd.	250	15
		28
Petroleum Refining - 1.9%
Suncor Energy, Inc.	150	11

Pharmaceuticals - 1.9%
Amgen, Inc. ‡	160	11

Primary Metal Industries - 1.2%
Hubbell, Inc.-Class B	150	7

Printing & Publishing - 3.4%
McGraw-Hill Cos., Inc. (The)	340	20

2

Restaurants - 2.4%
Starbucks Corp. ‡	400	$14

Rubber & Misc. Plastic Products - 1.7%
NIKE, Inc.-Class B	120	10

Security & Commodity Brokers - 10.2%
American Express Co.	400	22
Ameriprise Financial, Inc.	300	14
BlackRock, Inc.-Class A	40	6
Chicago Mercantile Exchange	35	17
		59
Telecommunications - 2.2%
Verizon Communications, Inc.	350	13

Transportation & Public Utilities - 1.4%
Expeditors International of Washington, Inc.	190	8

Water Transportation - 1.5%
Carnival Corp.	200	9

Wholesale Trade Durable Goods - 1.9%
Grainger (W.W.), Inc.	170	11

Total Common Stocks
(cost: $487)		575

Total Investment Securities
(cost: $487)#		$575

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for Federal income tax purposes is $487. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $93 and $5, respectively. Net unrealized appreciation for tax purposes is $88.

DEFINITIONS:

REIT	Real Estate Investment Trust

3

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 27, 2006

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	November 27, 2006